Investment Objectives and Goals	May 01, 2026
CHAMPLAIN SMALL COMPANY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Champlain Small Company Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Champlain Small Company Fund (the “Small Company Fund” or the “Fund”) seeks capital appreciation.
CHAMPLAIN MID CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	Champlain Mid Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Champlain Mid Cap Fund (the “Mid Cap Fund” or the “Fund”) seeks capital appreciation.
CHAMPLAIN STRATEGIC FOCUS FUND
Prospectus [Line Items]
Risk/Return [Heading]	Champlain Strategic Focus Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Champlain Strategic Focus Fund (the “Fund”) seeks capital appreciation.
VONTOBEL INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	VONTOBEL INTERNATIONAL EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Vontobel International Equity Fund (the “Fund”) seeks long-term capital appreciation.
Vontobel Global Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	VONTOBEL GLOBAL EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Vontobel Global Equity Fund (the “Fund”) seeks long-term capital appreciation.
Vontobel U.S. Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	VONTOBEL U.S. EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Vontobel U.S. Equity Fund (the “Fund”) seeks long-term capital appreciation.
Vontobel International Equity Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	VONTOBEL INTERNATIONAL EQUITY ACTIVE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Vontobel International Equity Active ETF (the “Fund”) seeks long-term capital appreciation.